Partners' equity, net (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 21, 2017	Jan. 02, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 19, 2019	Jun. 14, 2018
Disclosure Of Partners Equity Net LineItems [Line Items]
Dividends recognised as distributions to owners			$ 28,420,000	$ 28,135,000	$ 15,021,000
Payments to acquire or redeem entity's shares			$ 0	$ 0	1,210,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares issued and fully paid			656,484,745
Applicable Dividend Distribution Tax Rate		5.00%	6.80%
Dividends recognised as distributions to owners					$ 300,000,000
Subsidiary Sale Of Stock Shares Approved For Reduction						63,922,565
Subsidiary Sale Of Stock Shares Approved For Sale							63,922,565
Minera Yanacocha SRL and subsidiary [Member] | Treasury shares [member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares purchased	63,922,565
Percentage of stock purchased	5.00%
Payments to acquire or redeem entity's shares	$ 47,910,000
Minera Yanacocha SRL and subsidiary [Member] | Ordinary shares [member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares issued and fully paid			1,214,528,739